Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Provisions for Employee Benefits

Employee benefits decreased by 214 million euros compared to December 31, 2017 and are summarized as follows:

		As of December 31, 2016	Increases/ Present value	Decrease	Exchange differences and other changes	As of December 31, 2017
		(millions of euros)
Provision for employee severance indemnities	(A)	1,009		(51)		958

Provision for pension plans and other		28	(2)	(1)	(3)	22
Provision for termination benefit incentives and Corporate restructuring expenses		348	689	(177)	(7)	853

Total other provisions for employee benefits	(B)	376	687	(178)	(10)	875

Total	(A+B)	1,385	687	(229)	(10)	1,833

Of which:
Non-current portion		1,355				1,736
Current portion (*)		30				97

(*)	The current portion refers only to Other provisions for employee benefits.

		As of December 31, 2017	Increases/ Present value	Decrease	Exchange differences and other changes	As of December 31, 2018
		(millions of euros)
Provision for employee severance indemnities	(A)	958	(8)	(63)	—	887

Provision for pension plans and other		22	3	(3)		22
Provision for termination benefit incentives and Corporate restructuring expenses		853	205	(348)		710

Total other provisions for employee benefits	(B)	875	208	(351)	—	732

Total	(A+B)	1,833	200	(414)	—	1,619

Of which:
Non-current portion		1,736				1,567
Current portion (*)		97				52

(*)	The current portion refers only to Other provisions for employee benefits.

Summary of Increases in Present Value of Employee Benefits

The Provision for employee severance indemnities only refers to Italian companies and decreased overall by 71 million euros. The reduction of 63 million euros under “Decreases” refers to ordinary advances and uses paid during the year to employees who terminated employment. The lower cost of the item “increases/discounting” mainly includes the following:

	Year ended December 31,
	2018	2017	2016
	(millions of euros)
(Positive)/negative effect of curtailment	—	(6)	—
Current service cost (*)	—	—	—
Finance expenses	13	14	16
Net actuarial (gains) losses for the year	(23)	(8)	33

Total	(10)	—	49

Effective return on plan assets	there are no assets servicing the plan

(*)

The portions intended for the INPS Treasury Fund or for the supplementary pension funds have been recorded under “Employee benefits expenses” and “Social security expenses”. The latter account is used only for the severance indemnity expenses of companies with less than 50 employees.

Summary of Emplyee Benefits Assumptions

The following assumptions have been made:

FINANCIAL ASSUMPTIONS	Executives	Non-executives
Inflation rate	1.50% per annum	1.50% per annum
Discount rate	1.57% per annum	1.57% per annum
Employee severance indemnities annual increase rate	2.625% per annum	2.625% per annum
Annual real wage growth:
equal to or less than 40 years of age	1.0% per annum	1.0% per annum
over 40 but equal to or less than 55 years of age	0.5% per annum	0.5% per annum

over 55 years of age	0.0% per annum	0.0% per annum

DEMOGRAPHIC ASSUMPTIONS	Executives	Non-executives
Probability of death	RG 48 mortality tables published by “Ragioneria Generale dello Stato”	RG 48 mortality tables published by “Ragioneria Generale dello Stato”

Probability of disability	INPS tables divided by age and sex	INPS tables divided by age and sex

Probability of resignation:
up to 40 years of age	6.50%	1.00%
From 41 to 50 years of age	2.00%	0.50%
From 51 to 59 years of age	2.00%	0.50%
From 60 to 64 years of age	20.00%	6.50%
Over 65 years of age	None	None

Probability of retirement	Reaching the minimum requisites established by the Obligatory General Insurance updated on the basis of Italian Law 214 of December 22, 2011

Probability of receiving at the beginning of the year an advance from the provision for severance indemnities accrued equal to 70%	1.5% per annum	1.5% per annum

Summary of Sensitivity Analysis for Actuarial Assumptions

The weighted average duration of the obligation is 11.9 years.

CHANGES IN ASSUMPTIONS	Amounts (millions of euros)
Turnover rate:
+0.25 p.p.	(2)
- 0.25 p.p.	2

Annual inflation rate:
+0.25 p.p.	19
- 0.25 p.p.	(18)

Annual discount rate:
+0.25 p.p.	(25)
- 0.25 p.p.	26